Note 3 - Significant Accounting Policies (Details Textual) - Capitalised development expenditure [member] $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($)
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3
Intangible assets under development	$ 0